FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest rate risk - Fixed interest rate $ in Millions, $ in Millions, in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
National
Interest Rate Risk
Financial liabilities |		16,457
Foreign
Interest Rate Risk
Financial liabilities				$ 365
Principal			$ 575
Prepayment amount	$ 210
Percentage of foreign bonds re-denominated to domestic currencies		100.00%